Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
7.	CASH AND CASH EQUIVALENTS

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Cash
Cash on hand	$353	$487
Bank deposits	9,433	10,961
	9,786	11,448
Cash equivalents (investments with maturities of less than three months)
Commercial paper	$20,110	$14,061
Negotiable certificates of deposit	1,700	2,600
Time deposits	2,451	2,308
Repurchase agreements collateralized by bonds	3	—
Government stimulus vouchers	—	3
	24,264	18,972
	$34,050	$30,420

The annual yield rates of bank deposits, commercial paper, negotiable certificates of deposit, time deposits and repurchase agreements collateralized by bonds as of balance sheet dates were as follows:

	December 31
	2019	2020
Bank deposits	0.00%-0.74%	0.00%-0.40%
Commercial paper	0.47%-0.54%	0.14%-0.26%
Negotiable certificates of deposit	0.58%-0.60%	0.24%-0.30%
Time deposits	0.09%-4.40%	0.10%-3.60%
Repurchase agreements collateralized by bonds	1.90%	—